Related Party Balances, Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Due from/to Related Parties

Due from Related Parties

	2014	2015	2015
	Rmb	Rmb	US$
Due from:
CSH[1] and its subsidiaries	—	—	—
GDI and its subsidiaries (“GDI Group”)	2	—	—
Hanny and its subsidiaries (except GDI Group) (note 1)	320	335	52

	322	335	52

[1]	Ms Eva Chan Ling is the deputy chairman and a director of the Company. She is also an executive director of CSH until June 1, 2014 and the managing director of Rosedale.